FINANCE LEASE OBLIGATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
FINANCE LEASE OBLIGATIONS (Tables)
Schedule of Future minimum lease payments

Year ended
Remainder of 2020	$162,958
2021	150,062
2022	131,380
2023	118,341
2024	63,340

Total	626,081
Less: interest	(98,243)
Present value of net minimum lease payments	527,838

Short term	124,231
Long term total	$403,607

Year ended
2020	$140,905
2021	20,701
2022	4,082
Total	165,688
Less: interest	(9,150)
Present value of net minimum lease payments	156,538
Short term	129,532
Long term total	$27,006

Schedule of Minimum lease commitments

Remainder of 2020	$31,617
2021	105,615
2022	129,392
2023	131,859
2024	120,871
Total undiscounted future minimum lease payments	519,354
Less: Imputed interest	(51,489)
Present value of operating lease obligation	$467,865

2020	$124,452
2021	127,143
2022	129,841
2023	131,859
2024	98,894
Total undiscounted future minimum lease payments	612,189
Less: Imputed interest	(75,435)
Present value of operating lease obligation	536,754

Schedule of weighted average remaining lease term and discount rate for operating leases
Weighted average remaining lease term	50 Months
Weighted average incremental borrowing rate	5.0%

Weighted average remaining lease term	59 Months
Weighted average incremental borrowing rate	5.0%

Schedule of consolidated statements of operations income

	Three months ended September 30, 2020	Nine months ended September 30, 2020
Operating lease cost:
Operating lease cost	$30,946	$92,840
Finance lease cost:
Amortization of financed lease assets	$39,104	$127,466
Interest expense	11,375	18,768
Total lease cost	$50,479	$146,234

Operating lease cost:
Operating lease cost	$23,000
Finance lease cost:
Amortization of ROU assets	$446,877
Interest expense	30,938
Total lease cost	$500,812